Income Taxes - Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Valuation allowance as of beginning of year	$ 26,005	$ 16,767
Additions charged to provision for income taxes	15,245	9,233
Additions charged to equity	2,155
Currency translation and other	2	5
Valuation allowance as of end of year	$ 43,407	$ 26,005